Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Financial Liabilities
Schedule of amounts shown in the condensed consolidated balance sheets are analyzed

	Year Ended December 31,
Debt instruments	2025	2024
Long-term other financial liabilities	278,724	322,891
Total other financial liabilities	$278,724	$322,891
Less deferred financing fees	(1,651)	(2,174)
Total other financial liabilities, net of deferred financing fees	$277,073	$320,717
Less current portion, net of deferred financing fees	$(43,710)	$(43,644)
Long-term other financial liabilities, net of current portion and deferred financing fees	$233,363	$277,073

Schedule of annual principal payments

Year ending December 31,	Amount
2026	44,167
2027	44,167
2028	44,167
2029	67,918
2030 and thereafter	78,305
Total long-term other financial liabilities	$278,724